Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Of Stockholders Equity [Abstract]
Cash dividends declared, per share	$ 0.28	$ 0.28